Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	HENNESSY FUNDS TRUST
Central Index Key	0000891944
Amendment Flag	false
Document Creation Date	Oct. 26, 2018
Document Effective Date	Oct. 26, 2018
Prospectus Date	Feb. 28, 2018
Hennessy Cornerstone Growth Fund | Investor Class
Prospectus:
Trading Symbol	HFCGX
Hennessy Cornerstone Growth Fund | Institutional Class
Prospectus:
Trading Symbol	HICGX
Hennessy Focus Fund | Investor Class
Prospectus:
Trading Symbol	HFCSX
Hennessy Focus Fund | Institutional Class
Prospectus:
Trading Symbol	HFCIX
Hennessy Cornerstone Mid Cap 30 Fund | Investor Class
Prospectus:
Trading Symbol	HFMDX
Hennessy Cornerstone Mid Cap 30 Fund | Institutional Class
Prospectus:
Trading Symbol	HIMDX
Hennessy Cornerstone Large Growth Fund | Investor Class
Prospectus:
Trading Symbol	HFLGX
Hennessy Cornerstone Large Growth Fund | Institutional Class
Prospectus:
Trading Symbol	HILGX
Hennessy Cornerstone Value Fund | Investor Class
Prospectus:
Trading Symbol	HFCVX
Hennessy Cornerstone Value Fund | Institutional Class
Prospectus:
Trading Symbol	HICVX
Hennessy Total Return Fund | Investor Class
Prospectus:
Trading Symbol	HDOGX
Hennessy Equity and Income Fund | Institutional Class
Prospectus:
Trading Symbol	HEIFX
Hennessy Equity and Income Fund | Investor Class
Prospectus:
Trading Symbol	HEIIX
Hennessy Balanced Fund | Investor Class
Prospectus:
Trading Symbol	HBFBX
Hennessy BP Energy Fund | Institutional Class
Prospectus:
Trading Symbol	HNRIX
Hennessy BP Energy Fund | Investor Class
Prospectus:
Trading Symbol	HNRGX
Hennessy BP Midstream Fund | Investor Class
Prospectus:
Trading Symbol	HMSFX
Hennessy BP Midstream Fund | Institutional Class
Prospectus:
Trading Symbol	HMSIX
Hennessy Gas Utility Fund | Investor Class
Prospectus:
Trading Symbol	GASFX
Hennessy Gas Utility Fund | Institutional Class
Prospectus:
Trading Symbol	HGASX
Hennessy Japan Fund | Institutional Class
Prospectus:
Trading Symbol	HJPIX
Hennessy Japan Fund | Investor Class
Prospectus:
Trading Symbol	HJPNX
Hennessy Japan Small Cap Fund | Investor Class
Prospectus:
Trading Symbol	HJPSX
Hennessy Japan Small Cap Fund | Institutional Class
Prospectus:
Trading Symbol	HJSIX
Hennessy Large Cap Financial Fund | Investor Class
Prospectus:
Trading Symbol	HLFNX
Hennessy Large Cap Financial Fund | Institutional Class
Prospectus:
Trading Symbol	HILFX
Hennessy Small Cap Financial Fund | Investor Class
Prospectus:
Trading Symbol	HSFNX
Hennessy Small Cap Financial Fund | Institutional Class
Prospectus:
Trading Symbol	HISFX
Hennessy Technology Fund | Investor Class
Prospectus:
Trading Symbol	HTECX
Hennessy Technology Fund | Institutional Class
Prospectus:
Trading Symbol	HTCIX